Digital Assets - Schedule of Crypto Currencies Movements (Details)	10 Months Ended
Dec. 31, 2025 USD ($) Bitcoin
Schedule of Crypto Currencies Movements [Abstract]
Balance at Match 7, 2025 (inception), Number | Bitcoin
Balance at Match 7, 2025 (inception), Amount | $
Contribution of digital assets by the Sellers, Number | Bitcoin	35,922
Contribution of digital assets by the Sellers, Amount | $	$ 3,253,173,054
PIPE Investors, Number | Bitcoin	392
PIPE Investors, Amount | $	$ 35,517,275
Purchase of digital assets, Number | Bitcoin	0
Purchase of digital assets, Amount | $	$ (61,234,873)
Loss on purchase of Bitcoin, Number | Bitcoin	7,201
Loss on purchase of Bitcoin, Amount | $	$ 713,289,422
Change in fair value, Number | Bitcoin
Change in fair value digital | $	$ (141,199,753)
Balance at December 31, 2025, Number | Bitcoin	43,515
Balance at December 31, 2025, Amount | $	$ 3,799,545,125